PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment Disclosure
3.	PROPERTY AND EQUIPMENT, NET

Property and equipment is summarized as follows at December 31, 2012 and 2011:

	2012	2011
Building	$-	$-
Equipment	2,577,681	2,193,817
Computers and software	883,408	778,985
	3,461,089	2,972,802
Less accumulated depreciation	(2,444,870)	(2,061,992)
	$1,016,219	$910,810

Depreciation expense for the years ended December 31, 2012 and 2011 was $579,861 and $520,959, respectively.